Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Amount of Intangible Asset [Abstract]
2024	$ 11,480
2025	11,480
2026	11,480
2027	9,567
Total	$ 44,007	$ 55,486